Consolidated statements of operations and comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenues
Management fees	$ 198,963	$ 155,337
Carried interest and performance fees	54,668	7,319
Commissions	8,482	5,696
Finance income	6,662	8,909
Gain (loss) on investments	15,444	(10)
Co-investment income	863	1,404
Total revenues	285,082	178,655
Expenses
Compensation	153,301	75,399
Fund expenses	15,015	12,132
Selling, general and administrative	18,478	18,774
Interest expense	1,222	3,091
Depreciation of property and equipment	2,477	2,221
Foreign exchange (gain) loss	4,231	(1,388)
Other (income) and expenses	0	(580)
Total expenses	194,724	109,649
Income before income taxes	90,358	69,006
Provision for income taxes	23,013	19,712
Net income for the year	$ 67,345	$ 49,294
Net income per share:
Basic (in USD per share)	$ 2.61	$ 1.94
Diluted (in USD per share)	$ 2.61	$ 1.91
Comprehensive income
Net income for the year	$ 67,345	$ 49,294
Other comprehensive income (loss)
Foreign currency translation gain (loss) (taxes of $Nil)	12,553	(20,553)
Total other comprehensive income (loss)	12,553	(20,553)
Comprehensive income	$ 79,898	$ 28,741